SCHEDULE OF COST OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Cost Of Revenue
Cost of Revenue from POCs and software implementation	$ 269,675		$ 479,675	$ 145,000	$ 145,000	$ 714,458
Cost of Revenue from SaaS	22,877		67,428			984,712
Provision for estimated loss on contract					486,691
Total	$ 292,552		$ 547,103	$ 145,000	$ 631,691	$ 1,699,170